Taxes - Additional Information (Detail) - SEK (kr) kr in Millions			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax			kr (5,497)	kr (6,270)	kr (9,589)
Effective tax rate			22.30%	21.40%	35.20%
Expected applicable tax rate			20.60%	20.60%
Actuarial gains and losses related to pensions			kr (2,093)	kr (675)
Cash flow hedges			671	126
Revaluation of borrowings			(212)	(6)
Deferred tax assets			19,394	23,109
Tax loss carry-forwards			23,438	19,635
Unrecognized tax loss carry forwards			8,490	4,038
Unrecognized tax loss carry forwards, tax value			1,777	671
Impaired withholding tax assets					kr (1,393)
Income tax related to non-controlling interests			(4)	(1)
DeferredTax			1,617	188
Other comprehensive income (loss) totals			(2,980)	(556)
Current tax			7,353	6,110	kr 5,470
Business combinations [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Unrecognized tax loss carry forwards, tax value			2,394
Department of justice [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax			450
Other comprehensive income [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
DeferredTax			(2,099)	(556)
Current tax			(881)	0
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 5,190	kr 4,214
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate			20.60%	20.60%
Impaired withholding tax assets			kr 411	kr 969
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 3,508	kr 3,512
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Change in income tax rate	20.60%	21.40%